DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2013
Derivatives Tables
Schedule of Derivatives

New Residential’s derivatives are recorded at fair value on the Consolidated Balance Sheets as follows:

		December 31,
	Balance Sheet Location	2013	2012
Real Estate Securities	Derivative assets	$1,452	$—
Non-Performing Loans	Derivative assets	34,474	—

		$35,926	$—

The following table summarizes gains (losses) recorded in relation to derivatives:

		Year Ended December 31,
	Income Statement Location	2013	2012
Real Estate Securities	Other Income	$(11)	$—
Non-Performing Loans	Other Income	1,831	—

		$1,820	$—

The following table presents both gross and net information about linked transactions:

	December 31,
	2013	2012
Real Estate Securities
Real estate securities, at fair value (A)	$9,952	$—
Repurchase agreements (B)	(8,500)	—

	1,452	—

Non-Performing Loans
Non-performing loans, at fair value (C)	95,014	—
Repurchase agreements (B)	(60,540)	—

	34,474	—

Net assets recognized as linked transactions	$35,926	$—

(A)	Real estate securities that had a current face amount of $10.0 million as of December 31, 2013, which represents the notional amount of the linked transaction.
(B)	Represents their face amount that approximates fair value. Amounts for repurchase agreements related to non-performing loans also includes $0.4 million of accrued interest and deferred financing costs.
(C)	Non-performing loans that had a UPB of $164.6 million as of December 31, 2013, which represents the notional amount of the linked transaction.